Shareholder Report, Average Annual Return (Details) 194690_Themes Cybersecurity ETF_TF_TSR Annual {TF}	12 Months Ended	22 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Cybersecurity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Themes Cybersecurity ETF
Average Annual Return, Percent	20.73%	20.28%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	22.92%
Solactive Cyber Security Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive Cyber Security Index
Average Annual Return, Percent	21.45%	20.94%